DEFERRED GOVERNMENT GRANTS - Additional Information (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
DEFERRED GOVERNMENT GRANTS.
Government grants received	¥ 132,101	¥ 100,083